Related Party Transactions - Schedule Of Revenue Received From Major Related Parties (Detail) - Related Party [Member] ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues:
Revenues		¥ 2,699	$ 380	¥ 2,243	¥ 2,367
Related Party A
Revenues:
Revenues		540	76	158	315
Related Party B
Revenues:
Revenues		924	130	889	888
Related Party D
Revenues:
Revenues		338	48	257	123
Related Party E
Revenues:
Revenues	[1]	0	0	0	126
Other Investees
Revenues:
Revenues		¥ 897	$ 126	¥ 939	¥ 915

[1]	The transactions mainly represent revenues arising from services including online marketing services and cloud services the Company provided to Related Party E. Related Party E ceases to be a related party from February 2021 as the Company does not have significant influence over Related Party E after its public listing.